Acquisitions of ITS - Narrative (Detail) (USD $)	3 Months Ended									12 Months Ended								0 Months Ended				3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Term Loan [Member]	Dec. 31, 2012 Term Loan [Member]	Jul. 30, 2013 7.50% Senior Notes, due August 2020 (Issued July 30, 2013) [Member]	Dec. 31, 2013 Term Note Due April 2018 [Member]	Jul. 30, 2013 Term Note Due April 2018 [Member]	Jul. 30, 2013 ITS [Member]	Apr. 22, 2013 ITS [Member]		Apr. 18, 2013 ITS [Member]	Mar. 31, 2014 ITS [Member]	Dec. 31, 2013 ITS [Member]	Dec. 31, 2013 ITS [Member]	Dec. 31, 2013 ITS [Member] Term Loan [Member]	Sep. 30, 2013 ITS [Member] 7.50% Senior Notes, due August 2020 (Issued July 30, 2013) [Member]	Jul. 30, 2013 ITS [Member] 7.50% Senior Notes, due August 2020 (Issued July 30, 2013) [Member]	Mar. 31, 2014 ITS [Member] Term Note Due April 2018 [Member]	Jul. 30, 2013 ITS [Member] Term Note Due April 2018 [Member]	Mar. 31, 2014 ITS [Member] Accounts Receivable [Member]	Dec. 31, 2013 ITS [Member] Accounts Receivable [Member]
Business Acquisition [Line Items]
Cash paid to, or on behalf of, ITS and its equity holders																			$ 101,000,000
Cash paid for acquisition																			24,000,000
Business Acquisition, Escrow Funds Released																						7,000,000	5,000,000	5,000,000
Fair value of contingent consideration deposited in escrow for assets not acquired																			5,000,000	[1]
Assets, Fair Value Disclosure																														0	0
Acquisition related costs																								22,500,000
Debt issuance costs	7,300,000																					5,400,000			5,400,000
Long-term Debt	631,375,000	653,781,000				479,205,000				653,781,000	479,205,000		0	50,000,000											125,000,000			125,000,000
Proceeds from issuance of term note																		225,000,000			225,000,000
Debt instrument fixed interest rate															7.50%												7.50%	7.50%
Deferred acquisition costs																5,100,000	5,300,000									5,200,000		5,100,000	5,500,000
Revenues	229,225,000	243,321,000	237,762,000	225,954,000	167,135,000	157,171,000	165,200,000	178,895,000	176,495,000	874,172,000	677,761,000	686,234,000										27,800,000	88,000,000
Net income	$ (12,392,000)				$ 572,000					$ 27,179,000	$ 37,098,000	$ (50,645,000)										$ (2,000,000)	$ 10,000,000

[1]	Based on the terms of the Acquisition Agreement, $5.0 million of the $24.0 million in escrow to be paid to the seller is contingent upon certain future liabilities that could become due by ITS in certain jurisdictions. Any payments in relation to these liabilities will be deducted from the $5.0 million escrow amount and the net balance of the escrow will be paid to the seller. We estimate that the entire $5.0 million in escrow will be paid to the seller, and therefore, the estimated fair value of the consideration in escrow related to these liabilities is $5.0 million. We do not expect to receive any amount back from escrow, and therefore did not record a receivable from the escrow. Any changes to the fair value of the contingent consideration in the future of less than $5.0 million will result in recording a receivable from escrow. The receivable will be recorded at fair value. As of March 31, 2014, the fair value of the receivable was $0.0 million.